Pension obligations - Schedule of movement in the net defined benefit obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan, beginning balance	$ 3,652	$ 3,543
Current service cost	1,234	1,080
Impact of plan changes		(651)
Impact of plan changes	171
Interest cost / (income)	13	7
Defined benefit plan costs	(1,076)	(436)	$ (966)
Employee contributions	0	0
Employer contributions	(967)	(801)
Transfers from joiners' previous plans	0	0
Increase (decrease) through changes other than recognized in profit (loss) or remeasurement, net defined benefit liability (asset)	967	801
Exchange differences	(46)	(113)
Change in financial assumptions	3,445	(310)
Other actuarial losses	199	(978)
Plan asset gains	(71)	(81)
Total increase (decrease) in net defined benefit liability (asset) resulting from loss (gain) on remeasurement in other comprehensive income	(3,715)	587
Defined benefit plan, ending balance	0	3,652	3,543
Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan, beginning balance	14,919	11,809
Current service cost	1,234	1,080
Impact of plan changes		(651)
Impact of plan changes	171
Interest cost / (income)	53	23
Defined benefit plan costs	(1,116)	(452)
Employee contributions	466	404
Employer contributions	0	0
Transfers from joiners' previous plans	6	1,968
Increase (decrease) through changes other than recognized in profit (loss) or remeasurement, net defined benefit liability (asset)	(472)	(2,372)
Exchange differences	(223)	(382)
Change in financial assumptions	3,445	(310)
Other actuarial losses	393	(978)
Plan asset gains	0	0
Total increase (decrease) in net defined benefit liability (asset) resulting from loss (gain) on remeasurement in other comprehensive income	(3,838)	668
Defined benefit plan, ending balance	12,446	14,919	11,809
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan, beginning balance	11,267	8,266
Current service cost	0	0
Impact of plan changes		0
Impact of plan changes	0
Interest cost / (income)	40	16
Defined benefit plan costs	(40)	(16)
Employee contributions	466	404
Employer contributions	967	801
Transfers from joiners' previous plans	6	1,968
Increase (decrease) through changes other than recognized in profit (loss) or remeasurement, net defined benefit liability (asset)	(1,439)	(3,173)
Exchange differences	(177)	(269)
Change in financial assumptions	0	0
Other actuarial losses	194	0
Plan asset gains	71	81
Total increase (decrease) in net defined benefit liability (asset) resulting from loss (gain) on remeasurement in other comprehensive income	(123)	81
Defined benefit plan, ending balance	$ 12,446	$ 11,267	$ 8,266